Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Property, Plant and Equipment [Line Items]
Property and Equipment

8. Property and Equipment

Components of property and equipment are as follows:

	June 30,	December 31,
	2021	2020
Land	$5,057	$342
Furniture and fixtures	2,945	2,732
Machinery, field, and laboratory equipment	9,353	7,393
Computer equipment	1,426	1,288
Vehicles	2,584	1,288
Buildings and building improvements	26,544	25,259
Construction in progress	15,802	1,355
	63,711	39,657
Less accumulated depreciation	(11,232)	(8,033)
Property and equipment, net	$52,479	$31,624

7. Property and Equipment

Components of property and equipment at December 31 are as follows:

	2020	2019
Land	$342	$502
Furniture and fixtures	2,732	1,106
Machinery, field, and laboratory equipment	7,393	5,137
Computer equipment	1,288	744
Vehicles	1,288	664
Buildings and building improvements	26,614	21,533
	39,657	29,686
Less accumulated depreciation	(8,033)	(3,561)
Property and equipment, net	$31,624	$26,125

Depreciation expense was $4,617, $2,949 and $351 for the years ended December 31, 2020, 2019 and 2018, respectively.